APF II RESI O4B-24A, LLC ABS-15G

EXHIBIT 99.4 - SCHEDULE 2

Client Name:
Client Project Name:	HOMES 2026-NQM3
Start - End Dates:	8/11/2025 - 3/5/2026
Deal Loan Count:	221

Loan Level Tape Compare Upload

Loans in Report	6

Loan ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
2026300224	XXXXXX	Debt to Income Ratio (Back)	43.9000	47.1158
2026300278	XXXXXX	Origination Date	XXXXXX	XXXXXX
2026300285	XXXXXX	Origination Date	XXXXXX	XXXXXX
2026300344	XXXXXX	Origination Date	XXXXXX	XXXXXX
2026300383	XXXXXX	Origination Date	XXXXXX	XXXXXX
2026300384	XXXXXX	Origination Date	XXXXXX	XXXXXX

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